Revenue and deferred revenue (Tables)	12 Months Ended
Nov. 30, 2019
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Summary of net sales by product	Net sales by product were as follows:

	2019	2018

EGRIFTA ® net sales	$35,520	$36,329
Trogarzo ® net sales	27,696	8,888

	$63,216	$45,217

Summary of revenue by geographical area	Net sales by geography were as follows:

	2019	2018

Canada	$295	$530
United States	62,921	44,687

	$63,216	$45,217